Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Entity Registrant Name	ULURU Inc.	ULURU Inc.
Entity Central Index Key	0001168220	0001168220
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Document Fiscal Year Focus	2015	2014
Document Fiscal Period Focus	Q3	FY
Document Type	S-1	S-1
Amendment Flag	false	false
Document Period End Date	Sep. 30, 2015	Dec. 31, 2014